13F-HR
06/30/2009
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  August 14, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    44892

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105     4143   107000 SH       SOLE     01          107000        0        0
D AMERICREDIT CORP		 COMMON STOCK	  03060R101	 867    64000 SH       SOLE     01           64000        0        0
D ANADARKO PETE CORP		 COMMON STOCK	  032511107	1135    25000 SH       SOLE     01           25000        0        0
D BANK OF AMERICA CORP		 COMMON STOCK	  060505104	2706   205000 SH       SOLE     01          205000        0        0
D BURGER KING HLDGS INC		 COMMON STOCK	  121208201	1261    73000 SH       SOLE     01           73000        0        0
D CANADIAN NAT RES LTD		 COMMON STOCK	  136385101	 630    12000 SH       SOLE     01           12000        0        0
D CENTURY ALUM CO		 COMMON STOCK	  156431108	 561    90000 SH       SOLE     01           90000        0        0
D CSX CORP			 COMMON STOCK	  126408103     2450    70750 SH       SOLE     01           70750        0        0
D DEVON ENERGY CORP NEW		 COMMON STOCK	  25179M103	 572    10500 SH       SOLE     01           10500        0        0
D E M C CORP MASS		 COMMON STOCK	  268648102	1290    98500 SH       SOLE     01           98500        0        0
D EXXON MOBILE CORP		 COMMON STOCK	  30231G102	3915    56000 SH       SOLE     01           56000        0        0
D GOOGLE INC			 CL A		  38259P508	3162     7500 SH       SOLE     01            7500 	  0        0
D HESS CORP			 COMMON STOCK	  42809H107	 538    10000 SH       SOLE     01           10000        0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902902      795    50000 SH  CALL SOLE     01           50000        0        0
D LIFE TIME FITNESS INC		 COMMON STOCK	  53217R207	1921    96000 SH       SOLE     01           96000        0        0
D LORILLARD INC			 COMMON STOCK     544147101     3931    58000 SH       SOLE     01           58000 	  0        0
D MASTERCARD INC		 COMMON STOCK	  57636Q104	1004     6000 SH       SOLE     01            6000        0        0
D MCDERMOTT INTL INC		 COMMON STOCK	  580037109	1188    58500 SH       SOLE     01           58500        0        0
D MOLSON COORS BREWING CO	 COMMON STOCK	  60871R209	1228    29000 SH       SOLE     01           29000        0        0
D SINA CORP			 COMMON STOCK	  G81477904      295    10000 SH  CALL SOLE     01           10000        0        0
D SUPERVALU INC 		 COMMON STOCK	  868536103	 350    27000 SH       SOLE     01           27000        0        0
D TELLABS INC    		 COMMON STOCK	  879664100	1564   273000 SH       SOLE     01          273000        0        0
D UNITED CMNTY BKS BLAIRSVLE G	 COMMON STOCK	  90984P105      274    45783 SH       SOLE     01           45783 	  0        0
D UNION PAC CORP 		 COMMON STOCK	  907818108	2108    40500 SH       SOLE     01           40500        0        0
D VISA INC   	 		 COMMON STOCK	  92826C839	 654    10500 SH       SOLE     01           10500        0        0
D WAL MART STORES INC 		 COMMON STOCK	  931142103	3827    79000 SH       SOLE     01           79000        0        0
D WELLS FARGO & CO NEW 		 COMMON STOCK	  949746101	2523   104000 SH       SOLE     01          104000        0        0


S REPORT SUMMARY                 12 DATA RECORDS               44892        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       06/30/09
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            27
               Total Records                   27
               Total Omitted                    0
Report Market Value x($1000)                44892
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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